26. Research and Development and Energy Efficiency	12 Months Ended
Dec. 31, 2018
Research And Development And Energy Efficiency
Research and Development and Energy Efficiency

In accordance with Law No. 9,991/2000 and supplementary regulations, concession operators and licensees of electric power generation and transmission are required to allocate annually the percentage of 1% of their net operating regulatory revenue to research and development of the electricity sector activities, and the electric power distribution concession operators must segregate this same percentage into the research and development and energy efficiency programs of the electricity sector.

26.1   Balances recognized for investment in Research and Development (R&D) activities and the Energy Efficiency Program (EEP)

	Amounts payable, before any related prepayments	Amounts payable to regulatory agencies	Other amounts payable
				12.31.2018	12.31.2017
Research and Development - R&D
National Fund for Scientific and Technological Development - FNDCT	-	4,725	-	4,725	5,232
Ministry of Mines and Energy - MME	-	2,361	-	2,361	2,616
R&D	129,159	-	198,467	327,626	316,121
	129,159	7,086	198,467	334,712	323,969
Energy efficiency program - EEP
National Program of Electricity Conservation - Procel	-	15,792	-	15,792	6,041
EEP	22,326	-	219,905	242,231	202,465
	22,326	15,792	219,905	258,023	208,506
	151,485	22,878	418,372	592,735	532,475
			Current	270,429	282,766
			Noncurrent	322,306	249,709

26.2   Changes in R&D and EEP balances

	FNDCT	MME	R&D	Procel	EEP	Total
Balance as of January 1, 2017	4,603	2,302	294,088	4,932	177,964	483,889
Additions	29,956	14,978	29,956	8,500	34,000	117,390
Performance agreement	-	-	-	-	1,363	1,363
Selic interest rate (Note 33)	-	-	19,544	(128)	14,929	34,345
Payments	(29,327)	(14,664)	-	(7,263)	-	(51,254)
Concluded projects	-	-	(27,467)	-	(25,791)	(53,258)
Balance as of December 31, 2017	5,232	2,616	316,121	6,041	202,465	532,475
Effect of acquisition of control
of Costa Oeste and Marumbi	23	9	467	-	-	499
Additions	31,186	15,595	31,188	9,067	36,270	123,306
Performance agreement	-	-	-	-	2,063	2,063
Selic interest rate (Note 33)	-	-	12,627	684	12,096	25,407
Payments	(31,716)	(15,859)	-	-	-	(47,575)
Concluded projects	-	-	(32,777)	-	(10,663)	(43,440)
Balance as of December 31, 2018	4,725	2,361	327,626	15,792	242,231	592,735